9. Notes Payable, including Current Portion and Operating Lease Liabilities (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest expense		$ 119,961	$ 216,576
Note Payable 1 [Member]
Debt interest rate	20.40%	0.00%
Debt maturity date	Jun. 30, 2019	May 31, 2018
Note Payable 2 [Member]
Debt interest rate	18.00%	20.40%
Debt maturity date	Jun. 30, 2019	Jun. 30, 2019
Stock issued for conversion of note, shares			300,000
Note Payable 3 [Member]
Debt interest rate	19.80%	18.00%
Debt maturity date	Apr. 30, 2019	Jun. 30, 2019
Stock issued for conversion of note, shares			200,000
Note Payable 4 [Member]
Debt interest rate	9.00%	19.80%
Debt maturity date	Dec. 31, 2019	Apr. 30, 2019
Note Payable 5 [Member]
Debt interest rate	8.00%	12.00%
Debt maturity date	Dec. 31, 2023	Apr. 30, 2019
Note Payable 6 [Member]
Debt interest rate		8.00%
Debt maturity date		Dec. 31, 2023